SUBSEQUENT EVENTS	6 Months Ended
Nov. 30, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 10 – SUBSEQUENT EVENTS

The Company has evaluated subsequent events from the balance sheet date through the date the financial statements were issued and determined there are no additional material events requiring disclosure.